Shareholder Report, Holdings (Details) - Multi-Manager International Equity Strategies Fund - Institutional Class	Aug. 31, 2025
Kering SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Barclays Bank PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Alstom SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.40%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.50%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%